Income Taxes - Summary of Components of Company's Loss Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States					$ (67,883,898)	$ (21,671,394)
Foreign					0	0
Loss before income taxes	$ (22,187,000)	$ (15,105,000)	$ (66,787,000)	$ (27,891,000)	$ (67,883,898)	$ (21,671,394)